ACCRUED LIABILITIES: (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
ACCRUED LIABILITIES:
Compensation	$ 8,817	$ 9,750
Other employee benefits	2,004	2,030
Taxes, other than income	1,954	1,966
Advertising and promotions	20,568	20,775
Other	9,726	9,664
Total accrued liabilities	$ 43,069	$ 44,185